Long-Term Investments - Schedule of Long-Term Investments (Details)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Schedule Of Investments [Line Items]
Equity securities with readily determinable fair values	¥ 207,007,926	$ 29,734,828	¥ 307,693,782
Long-term investments	398,637,701	57,260,723	112,219,460
Shanghai Wiselong Enterprise Management Co., Ltd.
Schedule Of Investments [Line Items]
Equity method investments	23,579,728	3,387,016
Others
Schedule Of Investments [Line Items]
Equity method investments			8,217,986
China Gingko Education Group Company Limited
Schedule Of Investments [Line Items]
Equity securities with readily determinable fair values	70,193,934	10,082,728
Zhejiang New Century Hotel Management Co., Ltd.
Schedule Of Investments [Line Items]
Equity securities with readily determinable fair values	192,639,353	27,670,912
Yibon Hotel Group Co., Ltd
Schedule Of Investments [Line Items]
Equity securities without readily determinable fair values	103,701,474	14,895,785	103,701,474
Others
Schedule Of Investments [Line Items]
Equity securities without readily determinable fair values	¥ 8,523,212	$ 1,224,282	¥ 300,000